Segmented information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The Company recognizes segmentation based on geography as follows:

Year ended December 31, 2016	Europe	Rest of World	Total

Revenue	$10,931	$14,325	$25,256
Cost of goods sold	2,585	3,725	6,310

Gross margin	8,346	10,600	18,946
Gross margin %	76%	74%	75%

Year ended December 31, 2015	Europe	Rest of World	Total

Revenue	$10,572	$10,338	$20,910
Cost of goods sold	3,191	3,396	6,587

Gross margin	7,381	6,942	14,323
Gross margin %	70%	67%	68%

Property and equipment by geographic area were as follows:

As at December 31	2016	2015

Europe	$116	$95
Rest of World	432	645

	$548	$740